SUBSEQUENT EVENTS (Narrative) (Details) - Feb. 03, 2025 - Event after reporting period - Israel Competition Authority ₪ in Thousands	ILS (₪) Points_Of_Sale_Kits	USD ($) Points_Of_Sale_Kits
Disclosure of non-adjusting events after reporting period [line items]
Payment of State Treasury	₪ 2,500	$ 701,000
Value for provisions contingent liabilities and contingent assets | $		$ 1,100
On Track Innovation Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Number of Points of Sale (POS) selling | Points_Of_Sale_Kits	6,500	6,500
Number of years to sell product	5 years	5 years
Mr. Yair Nechmad
Disclosure of non-adjusting events after reporting period [line items]
Payment of State Treasury	₪ 240	$ 67,000